Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Property and Equipment, Net [Line Items]
Less: accumulated depreciation	$ (467,306)	$ (435,303)
Less: Impairment provision	(101,479)
Property and equipment, net	26,013	141,805
Electronic equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	41,177	39,953
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	408,579	396,427
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 145,042	$ 140,728